INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes Tables
Schedule of Components of Income Tax Expense (Benefit)

Current Income Tax Expense:	2015	2014
Federal	$—	$—
State	—	—

Total Current Income Tax Expense	—	—

Deferred Income Tax Benefit
Federal	2,426,744	1,223,108
State	280,164	141,206

Total Deferred Tax Benefit	2,706,908	1,364,314

Valuation Allowance	(2706,908)	(1,364,314)

Total	$—	$—

Schedule of Effective Income Tax Rate Reconciliation
Statutory rate - federal	34.0%
State taxes, net of federal benefit	4.0

Income tax benefit	38.0%
Less valuation allowance	(38.0)

Total	0.0%

Schedule of Deferred Tax Assets and Liabilities
	2015	2014
Deferred Tax Assets:
Start-up costs	$3,528,944	$1,336,486
Share-based compensation	122,834	26,633
Total Deferred Tax Assets	3,651,778	1,363,119
Valuation Allowance	(3,651,778)	(1,363,119)
Net Deferred Tax Asset	$ --	$ --